RISK MANAGEMENT (Details 6) - USD $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 4,010
Deposits	2,390
Loans	254,590
Financial investments
Total Exposure	$ 260,990
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Banco Santander Spain [Member] | Spain
Disclosure of detailed information about financial instruments [line items]
Classification	1
Derivative Instruments (adjusted to market)	$ 9,740
Deposits	118,260
Loans
Financial investments
Total Exposure	$ 128,000